CONTINGENCIES (Asset Retirement Obligations) (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of year		$ 2,747	$ 2,319		$ 1,135
Liabilities assumed in the acquisitions of PXP and MMR	[1]	0	0		1,028
Liabilities incurred		97	429	[2]	45
Settlements and revisions to cash flow estimates, net		(66)	56		115
Accretion expense		131	116		95
Dispositions		0	(61)		0
Spending		(132)	(101)		(97)
Other		(3)	(11)		(2)
Balance at end of year		2,774	2,747		2,319
Less current portion		(172)	(189)		(107)
Long-term portion		2,602	2,558		$ 2,212
Fair Value Assumptions, Inflation Rate					2.50%
Financial Assurance Obligations		994
New Mexico environmental and reclamation programs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Legally Restricted Funds For Asset Retirement Obligations		169	$ 168
Accrued reclamation and closure costs		451
Arizona environmental and reclamation programs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accrued reclamation and closure costs		298
Colorado Environmental And Reclamation Programs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accrued reclamation and closure costs		66
Chile environmental and reclamation programs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accrued reclamation and closure costs		51
Peru Environmental and Reclamation Programs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Accrued reclamation and closure costs		106
PT Freeport Indonesia environmental and reclamation programs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities incurred		403
Accrued reclamation and closure costs		$ 674
Estimated years the mining activities are expected to continue (in years)		25 years
Current cash balance of reclamation fund		$ 21
Minimum [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Fair Value Assumptions, Risk Free Interest Rate					1.30%
Minimum [Member] | PT Freeport Indonesia environmental and reclamation programs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Current cash balance of reclamation fund		100
Maximum [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Fair Value Assumptions, Risk Free Interest Rate					6.30%
Plains Exploration & Production Company [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities assumed in the acquisitions of PXP and MMR					$ 741
McMoRan Exploration Co [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities assumed in the acquisitions of PXP and MMR					$ 287
Freeport-McMoRan Oil & Gas [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities incurred		79
Long-term portion		$ 1,100
Productive Oil Wells, Number of Wells, Gross		6,400
Asset Retirement Obligations, Number of Platforms		180
Guarantees [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Financial Assurance Obligations		$ 617
Guarantees [Member] | Freeport-McMoRan Oil & Gas [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Financial Assurance Obligations		$ 1,500

[1]	The fair value of AROs assumed in the acquisitions of PXP and MMR ($741 million and $287 million, respectively) were estimated based on projected cash flows, an estimated long-term annual inflation rate of 2.5 percent and discount rates based on FCX's estimated credit-adjusted, risk-free interest rates ranging from 1.3 percent to 6.3 percent.
[2]	Primarily reflects updates to the closure approach to reclaim an overburden stockpile in Indonesia.